Annual Operating Expenses - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.73%